Schedule of commercialized products (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues From Contracts With Customers
Direct product sales	€ 60,325	€ 54,160	€ 110,386
Indirect product sales (Sales through distributors)	2,678	11,778	19,125
Total product sales	€ 63,002	€ 65,939	€ 129,511